Analysis of performance by segment - Performance measure - (Details) £ in Millions	6 Months Ended
	Jun. 30, 2018 GBP (£) segment	Jun. 30, 2017 GBP (£)
Analysis of operating segments
Number of operating segments | segment	3
Unamortised interest-related realised gains and losses related to previously sold bonds	£ 818	£ 876
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	5.10%	4.70%
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	17.20%	17.20%
Jackson (US insurance operations) | Non-linked shareholder-backed | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	6.70%	6.20%
Jackson (US insurance operations) | Non-linked shareholder-backed | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	7.00%	6.50%
Jackson (US insurance operations) | Non-linked shareholder-backed | Other equity-type securities such as investments in limited partnerships and private equity funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	8.70%	8.20%
Jackson (US insurance operations) | Non-linked shareholder-backed | Other equity-type securities such as investments in limited partnerships and private equity funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	9.00%	8.50%
Operations within segments | Asia insurance operations | Non-linked shareholder-backed | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds
Equity-type securities
Financial investments	£ 1,622	£ 1,535
Operations within segments | Jackson (US insurance operations) | Non-linked shareholder-backed | Equity-type securities
Equity-type securities
Financial investments	£ 1,187	£ 1,256